SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Summary of number of warrants outstanding

		Weighted Average
	Number	Fair Value
Balance as of January 1, 2022	2,874	$1,786
No activity	—	—
Balance as of December 31, 2022	2,874	1,786
No activity	—	—
Balance as of December 31, 2023	2,874	$1,786